As filed with the Securities and Exchange Commission on April 9, 1998
                                                              File Nos. 33-47613
                                                                   811-06657

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                                                                   ---

                         Pre-Effective Amendment No. __           /   /


                         Post-Effective Amendment No. 7           / X /
                                                                   ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940           / X /


                                 Amendment No. 8                  / X /
                        (Check appropriate box or boxes)

                         PIONEER SHORT-TERM INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (617) 742-7825

              Joseph P. Barri, Hale and Dorr LLP, 60 State Street,
                          Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

      X  immediately upon filing pursuant to paragraph (b)
     ---
     ___ on [date] pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (without par value)

                          PIONEER EMERGING MARKETS FUND

                    STATEMENT OF INCORPORATION BY REFERENCE


     The prospectus describing Class A and Class B shares filed with the Commission as part of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed March 30, 1998 (Accession No. 0001016964-98-000022) is incorporated herein by reference.

                         PIONEER SHORT-TERM INCOME TRUST

      Cross-Reference Sheet Showing Location in Prospectus and Statement of
                      Additional Information of Information
                   Required by Items of the Registration Form


Locations noted apply to the Class A and Class B Prospectus and the Class Y Prospectus unless otherwise noted

FORM N-1A ITEM NUMBER AND CAPTION        LOCATION IN PROSPECTUS OR STATEMENT
                                         OF ADDITIONAL INFORMATION

1.   Cover Page                          Prospectus - Cover Page

2.   Synopsis                            Prospectus - Expense Information

3.   Condensed Financial Information     Prospectus - Financial Highlights

4.   General Description of Registrant   Prospectus - Cover Page; Investment
                                         Objective and Policies; Management of
                                         the Trust; Trust Share Alternatives
                                         (Class A and Class B Prospectus); Trust
                                         Shares (Class Y Prospectus); Share
                                         Price; How to Buy Trust Shares (Class A
                                         and Class B Prospectus); Purchasing
                                         Class Y Shares (Class Y Prospectus);
                                         How to Sell Trust Shares (Class A and
                                         Class B Prospectus); Redeeming Class Y
                                         Shares (Class Y Prospectus); How to
                                         Exchange Trust Shares (Class A and
                                         Class B Prospectus); Exchanging Class Y
                                         Shares (Class Y Prospectus); The Trust

5.   Management of the Fund              Prospectus - Management of the Trust;
                                         Shareholder Services

5A.  Management's Discussion of Fund
     Performance                         Not Applicable

6.   Capital Stock and Other Securities  Prospectus - Investment Objective and
                                         Policies; Management of the Trust;
                                         Trust Share Alternatives (Class A and
                                         Class B Prospectus); Trust Shares
                                         (Class Y Prospectus); Share Price; How
                                         to Buy Trust Shares (Class A and Class
                                         B Prospectus); Purchasing Class Y
                                         Shares (Class Y Prospectus); How to
                                         Sell Trust Shares (Class A and Class B
                                         Prospectus); Redeeming Class Y Shares
                                         (Class Y Prospectus); How to Exchange
                                         Trust Shares (Class A and Class B
                                         Prospectus); Exchanging Class Y Shares
                                         (Class Y Prospectus); Dividends,
                                         Distributions and Taxation; The Trust

7.   Purchase of Securities Being
     Offered                             Prospectus - Management of the Trust;
                                         Distribution Plans (Class A and Class B
                                         Prospectus); Distribution of Class Y
                                         Shares (Class Y Prospectus); Trust
                                         Share Alternatives (Class A and Class B
                                         Prospectus); Trust Shares (Class Y
                                         Prospectus); Share Price; How to Buy
                                         Trust Shares (Class A and Class B
                                         Prospectus); Purchasing Class Y Shares
                                         (Class Y Prospectus); How to Exchange
                                         Trust Shares (Class A and Class B
                                         Prospectus); Exchanging Class Y Shares
                                         (Class Y Prospectus); Shareholder
                                         Services

8.   Redemption or Repurchase            Prospectus - Trust Share Alternatives
                                         (Class A and Class B Prospectus); Trust
                                         Shares (Class Y Prospectus); Share

                                         Price; How to Sell Trust Shares (Class
                                         A and Class B Prospectus); Redeeming
                                         Class Y Shares (Class Y Prospectus);
                                         How to Exchange Trust Shares (Class A
                                         and Class B Prospectus); Exchanging
                                         Class Y Shares (Class Y Prospectus);
                                         Shareholder Services

9.   Pending Legal Proceedings           Not Applicable

10.  Cover Page                          Statement of Additional Information -
                                         Cover Page

11.  Table of Contents                   Statement of Additional Information -
                                         Cover Page


12.  General Information and History     Statement of Additional Information -
                                         Description of Shares

13.  Investment Objectives and Policies  Statement of Additional Information -
                                         Investment Policies and Restrictions;
                                         Appendix A

14.  Management of the Fund              Statement of Additional Information -
                                         Management of the Trust

15.  Control Persons and Principal
     Holders of Securities               Statement of Additional Information -
                                         Management of the Trust

16.  Investment Advisory and Other
     Services Statement of Additional Information - Management of the Trust; Investment Adviser; Underwriting Agreement and Distribution Plans; Shareholder
                                         Servicing/Transfer Agent; Custodian;
                                         Principal Underwriter; Independent
                                         Public Accountants; Appendix C

17.  Brokerage Allocation and Other
     Practices                           Statement of Additional Information -
                                         Portfolio Transactions

18.  Capital Stock and Other Securities  Statement of Additional Information -
                                         Description of Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered         Statement of Additional Information -
                                         Letter of Intent; Systematic Withdrawal
                                         Plan; Determination of Net Asset Value

20.  Tax Status                          Statement of Additional Information -
                                         Tax Status

21.  Underwriters                        Statement of Additional Information -
                                         Underwriting Agreement and Distribution
                                         Plans; Principal Underwriter

22.  Calculation of Performance Data     Statement of Additional Information -
                                         Investment Results; Appendix B

23.  Financial Statements                Statement of Additional Information -
                                         Financial Statements

Pioneer
Short-Term Income
Trust


Class Y Shares
Prospectus

April 9, 1998




      Pioneer Short-Term Income Trust (the "Trust") seeks a high level of current income consistent with a relatively high level of principal stability. The Trust is a diversified open-end investment company.

      In seeking to achieve its investment objective, the Trust invests primarily in high-grade short-term debt securities, including securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities and other debt securities of U.S. and foreign issuers. The Trust invests only in securities with remaining maturities of five years or less. Under normal circumstances, the Trust will maintain a dollar-weighted average maturity of not more than three years. See "Investment Objective and Policies" in this Prospectus.

      The Trust is designed for investors seeking:

     [bullet] a higher level of current income than normally provided by money market investments; and

     [bullet] less price volatility than investments in intermediate and long-term fixed income securities.

      Unlike certain money market instruments, an investment in the Trust is neither insured nor guaranteed and its net asset value will fluctuate. The Trust's yield will normally be more sensitive to interest rate fluctuations than that of a fund investing primarily in securities with intermediate or long-term remaining maturities.

The value of your account upon redemption may be more or less than your purchase price. Shares in the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

      This Prospectus provides the information about the Trust that you should know before investing. Please read and retain it for your future reference. More information about the Trust is included in the Statement of Additional Information dated March 30, 1998, as supplemented or revised from time to time, which is incorporated into this Prospectus by reference. A copy of the


                                                                  [PIONEER LOGO]



obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Trust at 60 State Street, Boston, Massachusetts 02109. Other information about the Trust has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).





          TABLE OF CONTENTS                                   PAGE
-------------------------------------------------------------------
I.        EXPENSE INFORMATION .............................      2
II.       FINANCIAL HIGHLIGHTS ............................      3
III.      INVESTMENT OBJECTIVE AND POLICIES ...............      3
IV.       MANAGEMENT OF THE TRUST .........................      5
V.        TRUST SHARES ....................................      6
VI.       SHARE PRICE .....................................      6
VII.      PURCHASING CLASS Y SHARES .......................      7
VIII.     REDEEMING CLASS Y SHARES ........................      7
IX.       EXCHANGING CLASS Y SHARES .......................      8
X.        DISTRIBUTION OF CLASS Y SHARES ..................      9
XI.       DIVIDENDS, DISTRIBUTIONS AND TAXATION ...........      9
XII.      SHAREHOLDER SERVICES ............................     10
           Account and Confirmation Statements ............     10
           Financial Reports and Tax Information ..........     10
           Distribution Options ...........................     10
           Telephone Transactions .........................     10
           FactFone(SM) ...................................     11
XIII.     THE TRUST .......................................     11
XIV.      INVESTMENT RESULTS ..............................     11


                             --------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION

     This table is designed to help investors understand the charges and expenses that an investor will bear directly or indirectly when investing in the Trust. Operating expenses for Class Y shares are based on expenses that would have been incurred for the fiscal year ended November 30, 1997 had such shares been outstanding for the entire fiscal year.+




Shareholder Transaction Expenses:                             Class Y
 Maximum Initial Sales Charge on Purchases
   (as a percentage of offering price) .....................    None
 Maximum Sales Charge on Reinvestment of Dividends .........    None
 Maximum Deferred Sales Charge
   (as a percentage of original purchase price
    or redemption proceeds, as applicable) .................    None
 Redemption Fee ............................................    None
 Exchange Fee ..............................................    None
Annual Operating Expenses
  (As a Percentage of Average Net Assets):
 Management Fee (after fee reduction)(1) ...................   0.00%
 12b-1 Fee .................................................    None
 Other Expenses (estimated)
   (including accounting and transfer agent fees,
   custodian fees and printing expenses)(1) ................   0.60%
                                                               ----
Total Operating Expenses ...................................   0.60%
                                                               ====



--------------------
+   Class Y shares were first offered April 9, 1998.
(1) Pioneering Management Corporation ("PMC") has agreed not to impose all or a portion of its management fee and to make other arrangements, if necessary, to limit other operating expenses of the Trust to the extent required to reduce Class A expenses to 0.85% of the average daily net assets attributable to Class A Shares; the portion of trust-wide expenses attributable to Class Y Shares will be reduced only to the extent such expenses are reduced for Class A Shares. This agreement is voluntary and temporary and may be revised or terminated at any time.


Expenses Absent Fee and Expense Reductions          Class Y
 Management Fee ..........................          0.50%
 Other Expenses ..........................          0.69%
 Total Operating Expenses ................          1.19%

  Example:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.




                    1 Year     3 Years     5 Years     10 Years
                    ------     -------     -------     --------
Class Y Shares        $6         $19         $33         $75

     The example is designed for information purposes only, and should not be considered a representation of past or future expenses or return. Actual Trust expenses and return vary from year to year and may be higher or lower than those shown.
     For further information regarding management fees and other expenses of the Trust, see "Management of the Trust" and "Distribution of Class Y Shares" in this Prospectus and "Management of the Trust" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information.

II. FINANCIAL HIGHLIGHTS


     Class Y shares are a new class of shares; financial highlights are not currently available for Class Y shares. Arthur Andersen LLP's report on the Trust's audited financial statements as of November 30, 1997 for Class A and Class B shares appears in the Trust's Annual Report which is incorporated by reference into the Statement of Additional Information. The Annual Report includes more information about the Trust's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.


III. INVESTMENT OBJECTIVES AND POLICIES

     The Trust's investment objective is a high level of current income consistent with a relatively high level of principal stability. The Trust invests in:

     [bullet] Debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

     [bullet] Other debt securities including corporate debt securities such as bonds, notes and debentures; mortgage-backed securities including collateralized mortgage obligations ("CMOs"); other asset-backed securities; debt securities of foreign issuers including foreign corporations, banks, governments and supranational organizations; and commercial paper, including variable and floating rate paper; and

     [bullet] Short-term money market instruments including time deposits and certificates of deposit maturing in one year or less, repurchase agreements maturing in one week or less, and banker's acceptances.

Although the Trust may invest without limit in short-term obligations of foreign issuers when PMC as the Trust's investment adviser deems it advantageous to do so, under normal circumstances not more than 25% of the Trust's total assets will be invested in securities of foreign issuers (see "Foreign Investments" below). The Trust may also purchase securities on a "when-issued" or forward commitment basis and may lend portfolio securities having a value up to 5% of its total assets.

Quality
     Under normal circumstances, the Trust invests at least 85% of its total assets in securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities or that are rated in the highest three grades by the major recognized rating services or, if unrated, are judged to be of comparable quality by PMC. The remainder of the Trust's investments must be rated within the four highest grades of the major rating services (i.e., at least "Baa" by Moody's Investors Service, Inc. or "BBB" by Standard & Poor's Ratings Group, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. In the event that the credit quality of a security falls below investment grade subsequent to purchase, the Trust will sell such security as soon as PMC determines it is prudent to do so. No more than 5% of the Trust's assets may be invested in securities that are rated below investment grade. For a description of ratings, see the Statement of Additional Information.

Maturity
     The dollar-weighted average maturity of the Trust's portfolio will not exceed three years. Generally, the Trust invests only in securities with remaining maturities of five years or less. For purposes of these policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts, demand, prepayment or redemption features) or a variable rate of interest which, based on projected cash flows from the instrument, will in the judgment of PMC result in the instrument being valued in the market as though it has the earlier maturity. If a security's estimated remaining maturity changes from under five years to over five years, PMC will decide either to sell or retain the security based on its determination of the best interests of the Trust.

U.S. Government Securities and Mortgage and Other Asset-Backed Securities
     Subject to its policies concerning remaining maturities and average portfolio maturity, the Trust may invest in a variety of U.S. government securities, including (1) U.S. Treasury obligations, which differ only in their interest rates, stated maturities and times of issuance: U.S. Treasury bills (stated maturities of one year or less), U.S. Treasury notes (stated maturities of one to ten years) and U.S. Treasury bonds (generally stated maturities of greater than ten years) and (2) obligations of varying stated maturities issued or guaranteed by certain agencies and instrumentalities of the U.S. government, such as mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Housing Administration debentures.

     Certain U.S. government securities, including U.S. Treasury bills, notes and bonds, and GNMA certificates, are supported by the full faith and credit of the U.S. Certain other U.S. government securities issued or guaranteed by federal agencies or government sponsored enterprises, such as securities of the Federal Home Loan Banks, are not supported by the full faith and credit of the U.S., but may be supported by the right of the issuer to borrow from the U.S. Treasury. Other obligations, such as those of FHLMC and FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency's securities although it has no legal obligation to do so. Still other obligations are supported only by the credit of the instrumentality itself.

     GNMA, FHLMC and FNMA, as well as private entities, issue mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Private issuers of such securities include banks, broker-dealers, mortgage corporations and other financial institutions.

     The Trust may invest in CMOs, which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Trust invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. A real estate mortgage investment conduit ("REMIC") is a form of CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Trust may acquire "regular" interests in REMICs but does not intend, under current tax law, to acquire residual interests in REMICs. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates.

     Other asset-backed securities in which the Trust may invest represent interests in pools of consumer loans unrelated to mortgage loans and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of such asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Foreign Investments

     Under normal circumstances the Trust does not invest more than 25% of its total assets in the securities of foreign issuers (which term excludes for these purposes Canadian issuers). When PMC believes, however, that it is in the best interest of the Trust, the Trust may invest without any limitation in short-term foreign debt securities. These foreign investments may be issued by foreign governments, banks or corporations, as well as foreign branches of U.S. banks and certain supranational organizations such as the World Bank and the European Union. The Trust's foreign investments may be denominated in U.S. dollars or selected foreign currencies. The Trust does not currently hold any non-U.S. dollar denominated security and does not intend to purchase such securities in the coming year. Foreign investments are subject to the Trust's quality and maturity policies described above.

     Investing in securities of foreign companies and countries involves certain considerations and risks which are not typically associated with investing in U.S. government securities and securities of U.S. companies. Foreign companies are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the U.S. Interest or, in some cases, capital gains from foreign investments may be subject to withholding or other foreign taxes which will decrease the net return on such investments as compared to the return on the Trust's U.S. investments. In addition, there may be the possibility of expropriation, confiscatory taxation, political, economic or social instability, or diplomatic developments which could affect assets of the Trust held in foreign countries.

     The value of foreign securities may also be adversely affected by fluctuations in the relative rates of exchange between the currencies of different nations and by exchange control regulations. There may be less publicly available information about foreign companies compared to reports and ratings published about U.S. companies. Foreign securities markets have substantially less trading volume than U.S. markets and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities exchanges are generally higher than in the U.S.

     The Trust's investments in securities denominated in foreign currencies are also subject to currency risk, as the U.S. dollar value of these securities may be favorably or unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates may fluctuate significantly over short periods of time causing, among other factors, the Trust's net asset value to fluctuate as well. Currency exchange rates are generally determined by forces of supply and demand and the perceived relative merits of investments in various countries, but can be affected unpredictably by intervention from U.S. and foreign governments or central banks, political events and currency control measures.

     The Trust has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency contracts to facilitate settlement of foreign securities transactions or to protect against changes in foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency on a future date, at a price set at the time of the contract. The Trust might sell a foreign currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities in its portfolio or securities it intends or has contracted to sell or to preserve the U.S. dollar value of dividends, interest or other amounts it expects to receive. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged foreign currency, it could also limit any potential gain which might result from an increase in the value of the currency. Alternatively, the Trust might purchase a foreign currency or enter into a forward purchase contract for the currency to preserve the U.S. dollar price of securities it is authorized to purchase or has contracted to purchase.

     The Trust may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if PMC determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency if PMC determines that there is a pattern of correlation between the proxy currency and the U.S. dollar. To the extent that the expected correlation between two particular curren-cies is imperfect, a forward transaction will not be an effective hedge and the Trust may be exposed to a loss, which loss may exceed the loss that would have occurred if a cross-hedge were not attempted.

     If the Trust enters into a forward contract to buy foreign currency for any purpose, the Trust will be required to place cash or high grade liquid debt securities in a segregated account of the Trust in an amount equal to the value of the Trust's total assets committed to the consummation of the forward contract. The Trust may enter into forward currency contracts having an intrinsic value of up to 25% of its net assets. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward contract is not guaranteed by an exchange or clearinghouse, a default would deprive the Trust of unrealized profits or the benefits of a currency hedge and may force the Trust to cover its purchase or sale commitments, if any, at the current market price.

Portfolio Trading
     The Trust's portfolio is fully managed by purchasing and selling securities, as well as holding selected securities to maturity. While the Trust does not normally engage in trading for short-term profits, the Trust engages in portfolio trading of securities regardless of the length of time the Trust has held the securities if it believes a transaction net of costs (including custodian fees) will contribute to the achievement of its investment objective.

     Any such changes in the portfolio may result in increases or decreases in the Trust's current income available for distribution to shareholders and in its holding of debt securities which sell at moderate to substantial premiums or discounts from face value. If the Trust's expectations of changes in interest rates or its evaluation of the normal yield relationships between two securities prove to be incorrect, the Trust's income, net asset value and potential gain may be reduced or its potential loss may be increased. An increase in interest rates will generally reduce the value of portfolio investments (and, therefore, the net asset value of the shares of the Trust), and a decline in interest rates will generally increase their value. Portfolio turnover rates were 31% and 65% for the fiscal years ended November 30, 1997 and 1996, respectively.

Repurchase Agreements
     The Trust may enter into repurchase agreements, generally not exceeding seven days. Such repurchase agreements will be fully collateralized with U.S. Treasury and/or U.S. government agency obligations with a market value of not less than 100% of the obligation, valued daily. Collateral will be held by the Trust's custodian in a segregated, safekeeping account for the benefit of the Trust. In the event that a repurchase agreement is not fulfilled, the Trust could suffer a loss to the extent that the value of the collateral falls below the repurchase price or if the Trust is prevented from realizing the value of the collateral by reason of an order of a court with jurisdiction over an insolvency proceeding with respect to the other party to the repurchase agreement.
                ----------------------------------------------
     The Trust's investment objective is fundamental and cannot be changed without shareholder approval. Other investment policies and restrictions are described in the Trust's Statement of Additional Information. Since all investments are subject to risks and fluctuations in value due to economic conditions and other factors, there can be no assurance that the Trust will achieve its investment objective.


IV. MANAGEMENT OF THE TRUST
     The Trust's Board of Trustees has overall responsibility for the management and supervision of the Trust. The Board meets at least quarterly. By virtue of the functions performed by PMC as investment adviser, the Trust requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general business and professional background of each Trustee and executive officer of the Trust.
     The Trust is managed under a contract with PMC. PMC serves as investment adviser to the Trust and is responsible for the overall management of the Trust's business affairs, subject only to the authority of the Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly owned subsidiary of PGI, is the principal underwriter of the shares of the Trust.
     John F. Cogan, Jr., Chairman and President of the Trust, President and a Director of PGI, and Chairman and a Director of PMC and PFD, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's equity managers which reviews PMC's research and portfolio operations, including those of the Trust. Mr. Tripple joined PMC in 1974.
     Research and management of the Trust is the responsibility of a team of portfolio managers and analysts focusing on fixed income securities. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition. Mr. Sherman Russ, a Senior Vice President of PMC and Vice President of the Trust, is the senior member of the team. Mr. Russ joined PMC in 1983.

     Day-to-day management of the Trust has been the responsibility of Mr. Richard A. Schlanger, a Vice President of PMC and the Trust, since August 1992. Mr. Schlanger joined PMC in 1988 and has over 11 years of investment experience.

     In addition to the Trust, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Trust, the Trust and PMC have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Trust and its shareholders in making personal securities transactions.
     Under the terms of its contract with the Trust, PMC assists in the management of the Trust and is authorized in its discretion to buy and sell securities for the account of the Trust.

PMC pays all the expenses, including executive salaries and the rental of office space, relating to its services for the Trust, with the exception of the following which are to be paid by the Trust: (a) taxes and other governmental charges, if any; (b) interest on borrowed money, if any; (c) legal fees and expenses; (d) auditing fees; (e) insurance premiums; (f) dues and fees for membership in trade associations; (g) fees and expenses of registering and maintaining registrations by the Trust of its shares with regulatory agencies, individual states, territories and foreign jurisdictions and of preparing reports to regulatory agencies; (h) fees and expenses of Trustees not affiliated with or interested persons of PMC; (i) fees and expenses of the custodian, dividend disbursing agent, transfer agent and registrar; (j) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (k) costs of reports to shareholders, shareholders' meetings and Trustees' meetings; (l) the cost of certificates representing shares of the Trust; (m) charges and expenses for determining from time to time the value of the Trust's net assets and the keeping of its books and records; and (n) certain distribution fees pursuant to its plan of distribution. The Trust also pays any brokerage commissions in connection with its portfolio transactions.

     Orders for the Trust's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of any Pioneer mutual fund or other funds for which PMC or any other affiliate or subsidiary serves as investment adviser or manager. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.

     As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 0.50% per annum of the Trust's average daily net assets up to $100 million, 0.45% of the next $200 million, and 0.40% on assets over $300 million. The fee is normally computed daily and paid monthly.

     Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates--primarily January 1, 2000--due to a systemic inability to process date-related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses, including the Trust and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Trust's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Trust and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact to it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.


V. TRUST SHARES
     The Trust continuously offers three Classes of shares designated as Class A, Class B and Class Y shares. Class A and Class B shares are offered in a separate prospectus which may be obtained by contacting your sales representative or by calling Pioneering Services Corporation ("PSC") at 1-800-225-6292.


     Class Y shares are sold at net asset value, without either an initial sales charge or a contingent deferred sales charge. Class Y shares are not subject to any ongoing service fee or distribution fee and do not convert to any other class of shares. Class Y shares are described more fully in "Purchasing Class Y Shares" in this Prospectus.


     Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, contingent deferred sales charges and dealer compensation arrangements in accordance with local laws and business practices.



VI. SHARE PRICE


     Class Y shares of the Trust are sold at the net asset value per share. The net asset value per share of each Class of the Trust is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange. The net asset value per share of Class Y shares will generally be higher than the net asset value per share of the Trust's other two classes of shares because Class Y shares are not subject to any ongoing distribution fee, and certain other expenses are expected to be lower.

     Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Trust's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the Trust for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.



VII. PURCHASING CLASS Y SHARES

     To open an account for an individual or other non-institutional investor, a completed Account Application must be received by PSC by mail or by fax prior to the purchase of Class Y shares. All other investors should call PSC at 1-888-294-4480 to obtain an account set-up kit and to obtain an account number. A bank wire address of record (your predesignated bank account) must be provided to PSC at the time an account is established.


     The minimum initial investment for Class Y shares is $5 million which may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. Class Y shares will be purchased at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge and are not subject to a contingent deferred sales charge. All purchases must be made in U.S. dollars.

     The $5 million minimum investment requirement will be waived if:

(i) a trust company or bank trust department is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or


(ii) the investment is made by an employer sponsored retirement plan that meets the requirements of Sections 401, 403 or 457 of the Code, provided that the number of employees covered by the plan is 5,000 or more or the plan has assets of $25 million or more; or

(iii) the investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

(iv) the investment is made by an employer sponsored retirement plan established for the benefit of (1) employees of PGI or employees of PGI's affiliates or (2) employees or affiliates of broker-dealers who have a Class Y shares sales agreement with PFD.


     Payment By Wire. Funds may be wired in payment of a request to purchase Class Y shares provided that such funds are wired to a Class Y shares account. See above for information on establishing an account. To wire funds in payment of a request to purchase Class Y shares instruct your bank to wire funds to:



Receiving Bank             State Street Bank and Trust Company
Address                    225 Franklin Street
                           Boston, MA 02101
ABA Routing No.            011000028
For further credit to:     Shareholder Name
                           Existing Pioneer Account No.
                           Pioneer Short-Term Income Trust

     A request to purchase shares must be received by PSC or by your broker-dealer by the close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) in order to purchase shares at the price determined on that day. Funds wired in payment of such requests must be received by State Street Bank and Trust Company by 11:00 a.m. Eastern time on the next business day following receipt of the request to purchase shares. If wired funds are not received by State Street Bank and Trust Company by 11:00 a.m. on the next business day following receipt of the request to purchase shares, the transaction will be canceled at the expense and risk of the purchaser. Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank. Wire transfers may be restricted on holidays and at certain other times. Questions on wire transfers should be directed to PSC or your broker-dealer.

     By Mail. Purchases of Class Y shares may always be made by mail. For accounts registered to individuals or non-institutional investors, make your check payable to Pioneer Short-Term Income Trust and mail a completed Account Application to PSC at: P.O. Box 9150, Boston, Massachusetts 02205-8573. For accounts registered to institutions, completed account set-up kit materials must be sent to PSC with payment. Checks written on non-U.S. banks will delay purchases until U.S. funds are received and a collection charge may be imposed.



     Broker-Dealers. An order for Class Y shares received by a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price for Class Y shares as determined at the close of regular trading on the Exchange on the day the order is received, provided the order is received by PFD from the broker-dealer prior to PFD's close of business (usually, 5:30 p.m. Eastern time), except as described above for wire transfers. It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business.


     General. The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Trust's management, such withdrawal is in the best interest of the Trust. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.



VIII. REDEEMING CLASS Y SHARES

     Class Y shares will be redeemed at the share price next calculated after a redemption request is received in good order as described below. Redemption proceeds generally will be sent to the registered owner by check or by wire transfer, normally within seven days after the request is received in good order. The Trust reserves the right to withhold payment of the redemption proceeds until checks or wire transfers received by the Trust in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date. Class Y shares may not be redeemed by check.


     In Writing. Class Y shares may be redeemed by delivering a written request, signed by all registered owners, in good order to PSC. A written request, including a signature guaran-tee, must be used to redeem Class Y shares if any of the following applies:

     [bullet] the requested redemption is for over $100,000 and there is no record of a predesignated bank account,

     [bullet] the requested redemption is for over $100,000 and the account registration or address of record has changed within the last 30 days,

     [bullet] the requested redemption is for over $5 million,

     [bullet] the check for the amount of the redemption proceeds is not being mailed to the address of record,

     [bullet] the check for the amount of the redemption proceeds is not being made payable to the account's record owners, or

     [bullet] the redemption proceeds are being transferred to a Pioneer mutual fund account with a different registration.


     Include in the request the account's registration name, the Trust's name, the Trust account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Redemption requests for accounts registered in the name of a corporation or other fiduciary must name an authorized person and must be accompanied by a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner. Unless instructed otherwise, PSC will send the proceeds of the redemption by check to the address of record. For more information, contact PSC at 1-888-294-4480.


     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any share certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) on the share certificate are guaranteed by an eligible guarantor. A bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association will generally be able to provide a signature guarantee. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by facsimile ("fax"). For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-888-294-4480.

     A signature guarantee must also accompany any request to change your predesignated bank account information.

     By Telephone or Fax. Class Y share accounts are automatically authorized to have the telephone redemption privilege unless indicated otherwise on the Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. A maximum of $5 million per account per day may be redeemed by telephone or fax if PSC has a predesignated bank account number on record. If there is no predesignated bank account number on file, a maximum of $100,000 may be redeemed by telephone or fax. The proceeds of a telephone or fax redemption may be received by bank wire, electronic funds transfer or by check. Proceeds of a telephone or fax request will normally be mailed or transmitted the next business day.

     To redeem by telephone, see "Shareholder Services-- Telephone Transactions" for more information.

     To redeem by fax, send your redemption request to 1-888-294-4485.

     To receive the proceeds by bank wire: the proceeds must be sent to the bank wire address of record which must have been properly predesignated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days.

     To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days.

     You may always elect to deliver redemption instructions to PSC by mail.


     Redeeming Shares Through a Broker-Dealer. The Trust has authorized PFD to act as its agent in the repurchase of shares of the Trust from qualified broker-dealers and reserves the right to terminate this procedure at any time. Broker-dealers must receive redemption requests prior to the close of business of the Exchange and must transmit each redemption request to PFD before PFD's close of business to receive that day's redemption price. Broker-dealers are responsible for providing all necessary documentation to PFD and may charge for their services.

     General. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

     Redemptions and repurchases are taxable transactions to shareholders unless the account qualifies as tax-exempt. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.



IX. EXCHANGING CLASS Y SHARES

     Exchanges of Class Y shares must be at least $1,000. You may exchange your investment from one Class of Trust shares at net asset value, without a sales charge, for shares of the same Class of any other Pioneer mutual fund. Not all Pioneer mutual funds offer Class Y shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.


     PSC will process exchanges only after receiving an exchange request in good order. Exchange requests received by PSC before the close of the Exchange, generally 4:00 p.m. Eastern time, will be effective on that day if the requirements above have been met, otherwise, they will be effective on the next business day. There are currently no fees or sales charges imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted.

For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Trust exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.

     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Trust's performance and shareholders, the Trust and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Trust's portfolio management strategy or its operations. In addition, the Trust and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.


     Telephone and Fax Exchanges. Class Y share accounts are automatically authorized to have the telephone exchange privilege unless indicated otherwise on the Account Application or by writing to PSC. Proper account identification will be required for each telephone exchange. Telephone exchanges or fax exchanges of Class Y shares may not exceed $5 million per account per day. Each telephone exchange request will be recorded. See "Telephone Transactions" below.

     Written Exchanges. Class Y shares may be exchanged by sending a letter of instruction to PSC. Include in your letter the record name on the account, the name of the Pioneer mutual fund out of which to exchange and the name of the Pioneer mutual fund into which to exchange, the fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered. Written documentation may be required for accounts registered in the name of a corporation or fiduciary.



X. DISTRIBUTION OF CLASS Y SHARES
     PFD incurs the expenses of distributing the Trust's Class Y shares, none of which are reimbursed or paid for by the Trust. These expenses include fees paid to, or on account of, broker-dealers and other qualifying institutions which have sales agreements with PFD, advertising expenses, the cost of printing and mailing prospectuses to potential investors and other direct and indirect expenses associated with the sale of Trust's Class Y shares.

     PFD or its affiliates may make payments out of its own resources to dealers and other persons who distribute shares of the Trust, including Class Y shares. Such payments may be calculated by reference to the net asset value of shares sold by such person or otherwise. Dealers and other persons may from time to time be required to meet certain criteria in order to receive such payments. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.

     The Trust has adopted a Plan of Distribution for each Class of shares, other than Class Y shares, in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution fees are paid to PFD. For more information, see "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information.



XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Trust has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"), so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code. Under the Code, the Trust will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Trust intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     Each business day the Trust declares a dividend consisting of substantially all of the Trust's net investment income (which includes earned interest and certain other income, less expenses). Shareholders begin earning dividends on the first business day following receipt of payment for purchased shares. Shares continue to earn dividends up to and including the date of redemption. Dividends are normally paid on the last business day of the month or shortly thereafter. Monthly distributions consist of net investment income and may also include a portion of any market discount, income from securities lending, certain net foreign exchange gains, and net short-term capital gains realized by the Trust. The Trust's policy is to make distributions from net long-term capital gains, if any, annually, generally in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Trust to avoid federal income or excise tax. Generally, dividends from the Trust's net investment income, market discount income, income from securities lending, certain net foreign exchange gains, and net short-term capital gains are taxable under the Code as ordinary income, and dividends from the Trust's net long-term capital gains are taxable as long-term capital gains.

     The Trust's distributions of long-term capital gains to individuals or other noncorporate taxpayers are subject to different maximum tax rates (which will be indicated in the annual tax information the Trust provides to shareholders), depending generally upon the sources of, and the Trust's holding periods for the assets that produce, the gains.

     Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the Trust. For federal income tax purposes, all dividends are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of the Trust. Information as to the federal tax status of dividends and distributions will be provided to shareholders annually. For further information on the distribution options available to shareholders, see "Distribution Options" below.

     The Trust's dividends and distributions generally will not qualify for any dividends-received deduction available to corporate shareholders.

     The Trust may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) from certain of its foreign investments, which will reduce the yield on or return from those investments. If, as anticipated, the Trust does not qualify to pass such taxes through to its shareholders, they will neither treat such taxes as additional income nor be entitled to any associated foreign tax credits or deductions.

     Dividends and other distributions and the proceeds of redemptions, exchanges or repurchases of Trust shares paid to individuals and other non-exempt payees will be subject to a 31% backup withholding of federal income tax if the Trust is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or if the Trust receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.

     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. Non-U.S. shareholders and tax-exempt shareholders are subject to tax treatment that is not described above. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Trust's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain concentration, designation, reporting or other requirements are satisfied. The Trust will not attempt to and may not satisfy all such requirements in all states. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.



XII. SHAREHOLDER SERVICES

     PSC is the shareholder services and transfer agent for shares of the Trust. PSC, a Massachusetts corporation, is a wholly owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9150, Boston, Massachusetts 02205-8573. Brown Brothers Harriman & Co. (the "Custodian") serves as the custodian of the Trust's portfolio securities and other assets. The principal business address of the mutual funds division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.


Account and Confirmation Statements
     PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur.

Financial Reports and Tax Information

     As a shareholder, you will receive financial reports at least semiannually. In January of each year the Trust will mail to you information about the tax status of dividends and distributions.


Distribution Options

     Dividends and capital gains distributions, if any, will automatically be invested in additional shares of the Trust, at the applicable net asset value per share, unless you indicate another option on the Account Application.


     Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and capital gains distributions in cash. These two options are not available, however, for retirement plans or an account with a net asset value of less than $500. Changes in the distribution option may be made by written request to PSC.


     If you elect to receive either dividends or dividends and capital gains in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.


Telephone Transactions
     Class Y accounts are automatically authorized to have telephone transaction privileges as described above . To redeem or exchange Class Y shares by telephone, call 1-888-294-4480 between the hours of 9:00 a.m. and 6:00 p.m. Eastern time on weekdays. See "Selling Class Y Shares" and "Exchanging Class Y Shares" for more information.


     To confirm that each transaction instruction received by telephone is genuine, the Trust will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the Trust may be liable for any loss due to unauthorized or fraudulent instructions. In all other cases, neither the Trust, PSC nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions. The Trust may implement other procedures from time to time.


     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be dif-ficult to contact the Trust by telephone to institute a redemption or exchange. You should communicate with the Trust in writing if you are unable to reach the Trust by telephone.


FactFone(SM)
     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. Computer assisted telephone purchases, exchanges and redemptions of Class Y shares are not currently available through FactFone(SM).


     The options and services available to shareholders may be revised, suspended, or terminated at any time by PFD or by the Trust. You may establish the services described in this section when you open your account. You may also establish or revise many of them on an existing account by completing an Account Options Form, which you may obtain by calling 1-888-294-4480.


XIII. THE TRUST
     The Trust is a diversified open-end management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on August 10, 1992. The Trust has authorized an unlimited number of shares of beneficial interest and the Trustees are authorized to create additional series of the Trust. The Trust is not required to hold annual shareholder meetings although special meetings may be called for the purposes of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract. The Trustees have the authority, without further shareholder approval, to classify and reclassify the shares of the Trust, or any new series of the Trust, into one or more classes. As of the date of this Prospectus, the Trustees have authorized the issuance of three Classes of shares, designated Class A, Class B and Class Y. The shares of each Class represent an interest in the same portfolio of investments of the Trust. Each Class has equal rights as to voting, redemption, dividends and liquidation, except that each Class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular Class. Class A and Class B shareholders have exclusive voting rights with respect to the Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Trust are fully paid and non-assessable. Shares will remain on deposit with the Trust's transfer agent and certificates will not normally be issued. The Trust reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B shares.



XIV. INVESTMENT RESULTS

     The average annual total return (for a designated period of time) on an investment in the Trust may be included in advertisements, and furnished to existing or prospective shareholders. The average annual total return for each Class is computed in accordance with the SEC's standardized formula. The calculation for all Classes assumes the reinvestment of all dividends and distributions at net asset value and does not reflect the impact of federal or state income taxes. The periods illustrated would normally include one, five and ten years (or since the commencement of the public offering of the shares of a Class, if shorter) through the most recent calendar quarter.

     One or more additional measures and assumptions, including but not limited to historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data may also be used. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

     Other investments or savings vehicles and/or unmanaged market indices, indicators of economic activity or averages of mutual fund results may be cited or compared with the investment results of the Trust. Rankings or listings by magazines, newspapers or independent statistical or rating services, such as Lipper Analytical Services, Inc., may also be referenced. The Trust may also include securities industry or comparative performance information in advertising or materials marketing the Trust's shares. Such performance information may include rankings or listings by magazines, newspapers, or independent statistical or ratings services, such as Lipper Analytical Services, Inc. or Ibbotson Associates.

     The Trust's investment results will vary from time to time depending on market conditions, the composition of the Trust's portfolio and operating expenses of the Trust. All quoted investment results are historical and should not be considered representative of what an investment in the Trust may earn in any future period. For further information about the calculation methods and uses of the Trust's investment results, see the Statement of Additional Information.

Pioneer
Short-Term
Income Trust
60 State Street
Boston, Massachusetts 02109


OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President

RICHARD A. SCHLANGER, Vice President
WILLIAM H. KEOUGH, Treasurer

JOSEPH P. BARRI, Secretary


INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION



PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.



CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.


INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP


LEGAL COUNSEL
HALE AND DORR LLP

                                                                  [PIONEER LOGO]


SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109

Telephone: 1-888-294-4480



SERVICE INFORMATION
If you would like information on the following, please call:
Existing and new accounts, prospectuses,
 applications, service forms
 and telephone transactions................................... 1-888-294-4480
FactFone(SM)

 Automated fund yields and prices and
 account information.......................................... 1-800-225-4321
Toll-free fax................................................. 1-888-294-4485
Visit our website:...................................... www.pioneerfunds.com


















0498-5101

(C)Pioneer Funds Distributor, Inc.

                        PIONEER SHORT-TERM INCOME TRUST
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION


                       CLASS A, CLASS B AND CLASS Y SHARES


                                 MARCH 30, 1998

                           (AS REVISED APRIL 9, 1998)


      This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A and Class B Shares Prospectus dated March 30, 1998 and the Class Y Shares Prospectus dated April 8, 1998 (each, a "Prospectus," and together, the "Prospectuses"), as amended and/or supplemented from time to time, of Pioneer Short-Term Income Trust (the "Trust"). A copy of each Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Trust at 60 State Street, Boston, Massachusetts 02109. The Trust's most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated in this Statement of Additional Information by reference.

                                TABLE OF CONTENTS
                                                                          PAGE

1.       Investment Policies and Restrictions.......................       2
2.       Management of the Trust....................................       7
3.       Investment Adviser.........................................      11
4.       Underwriting Agreement and Distribution Plans..............      12
5.       Shareholder Servicing/Transfer Agent.......................      14
6.       Custodian..................................................      14
7.       Principal Underwriter......................................      15
8.       Independent Public Accountants.............................      15
9.       Portfolio Transactions.....................................      15
10.      Tax Status.................................................      17
11.      Description of Shares......................................      20
12.      Certain Liabilities........................................      21
13.      Determination of Net Asset Value...........................      22
14.      Systematic Withdrawal Plan.................................      22
15.      Letter of Intent...........................................      23
16.      Investment Results.........................................      23
17.      Financial Statements.......................................      27

         Appendix A - Description of Short-Term Debt
         and Corporate Bond Ratings.................................      28
         Appendix B - Performance Statistics........................      33
         Appendix C - Other Pioneer Information.....................      45



       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS
      AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED
                   OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       INVESTMENT POLICIES AND RESTRICTIONS


 The Prospectuses identify the investment objective and the principal investment policies of the Trust. Additional investment policies of the Trust are set forth below. This Statement of Additional Information should be read in conjunction with the Prospectuses. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectuses. The Trust's investment adviser is Pioneering Management Company ("PMC").

ASSET-BACKED SECURITIES

      The Trust may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

   The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

MORTGAGE-BACKED SECURITIES

    The Trust may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and private entities. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Freddie Mac certificates, are not.

  Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Trust. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulations or tax policies.

WHEN-ISSUED SECURITIES

    The Trust may from time to time purchase securities on a "when-issued" basis, provided that at any time not more than 5% of the Trust's net assets may consist of "when-issued" securities. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. It is possible that the value of such securities will increase or decrease prior to the Trust's actual receipt of them. Normally, the settlement date occurs within one month of the purchase.

SECURITIES OF FOREIGN ISSUERS

   The Trust may invest in securities issued by foreign issuers and securities of foreign branches of U.S. banks, such as negotiable certificates of deposit. Such investments are subject to the Trust's quality and maturity standards (set forth in the Prospectus).

FORWARD FOREIGN CURRENCY TRANSACTIONS

      The foreign currency transactions of the Trust may be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Trust also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Trust's transactions in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Trust accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the Trust will be engaged in hedging activities when adverse exchange rate movements occur. The Trust will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by PMC. The Trust will not enter into speculative forward foreign currency contracts.

    If the Trust enters into a forward contract to purchase foreign currency, its custodian bank will segregate cash or high grade liquid debt securities in a separate account of the Trust in an amount equal to the value of the Trust's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily, and if the value of the assets in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Trust's commitment with respect to such contracts.

  Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Trust to hedge against a devaluation that is so generally anticipated that the Trust is not able to contract to sell the currency at a price above the devaluation level it anticipates.

    The cost to the Trust of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The Trust may close out a forward position in a currency by selling the forward contract or entering into an offsetting forward contract.

LENDING OF PORTFOLIO SECURITIES

    The Trust may lend portfolio securities to member firms of the Exchange under agreements which would require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Trust would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Trust would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

  As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Trust has no present intention to engage in any material portfolio lending in the future. The Trust will lend portfolio securities only to firms which have been approved in advance by the Trust's Board of Trustees, which will monitor the creditworthiness of any such firms. The value of the securities loaned will not exceed 5% of the value of the Trust's total assets.

RESTRICTED SECURITIES

     The Trust may invest up to 5% of its total assets in "restricted securities" (i.e., securities that would be required to be registered prior to distribution to the public), including restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). The Board of Trustees may adopt guidelines and delegate to PMC the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor the Trust's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Trust to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

INVESTMENT RESTRICTIONS

   FUNDAMENTAL INVESTMENT RESTRICTIONS. The Trust has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a majority of the Trust's outstanding voting securities. As used in the Prospectus and Statement of Additional Information, such approval means the approval of the lesser of (i) the holders of 67% or more of the shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) the holders of more than 50% of the outstanding shares.

         The Trust may not:

         (1)Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Trust's investment policy, and the pledge, mortgage or hypothecation of the Trust's assets within the meaning of paragraph
(3) below are not deemed to be senior securities.

         (2)Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Trust's total assets (including the amount borrowed) taken at market value. The Trust will not use leverage to attempt to increase income. The Trust will not purchase securities while outstanding borrowings exceed 5% of the Trust's total assets.

         (3)Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Trust's total assets taken at market value.

         (4)Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Trust may be deemed to be an underwriter for purposes of the 1933 Act.

         (5)Purchase or sell real estate or any interest therein, except that the Trust may invest in securities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

         (6)Make loans, except that the Trust may lend portfolio securities, enter into repurchase agreements, and purchase bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures and other securities, whether or not the purchase is made upon the original issuance of the securities, in accordance with its investment policies.

         (7)Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Trust's investment policies.

         (8)Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

         (a)such purchase would cause more than 5% of the Trust's total assets taken at market value to be invested in the securities of such issuer, or

         (b)such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Trust.

 With the exception of forward foreign currency exchange contracts, forward commitments and repurchase agreements, the Trust does not intend to invest more than 5% of its assets during the current fiscal year in any of the investments permitted by the exceptions set forth in paragraph (7) above.

      It is a fundamental policy of the Trust not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the Trust's total assets. The Trust's policy does not apply to investments in U.S. Government securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have been designated as non-fundamental and may be changed by a vote of the Trust's Board of Trustees without approval of shareholders. The Trust has agreed to many of these non-fundamental restrictions in connection with the offering of its shares in various states and foreign countries.

         The Trust may not:

         (a)Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

         (b)Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Trust has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions.

         (c)Purchase a security if, as a result, (i) more than 10% of the Trust's assets would be invested in securities of closed-end investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such closed-end investment company being held by the Trust, or (iii) more than 5% of the Trust's assets would be invested in any one such closed-end investment company. The Trust will not invest in the securities of any open-end investment company.

         (d)Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Trust in all such issuers to exceed 5% of the value of the total assets of the Trust.

         (e)Invest in companies for the purpose of exercising control or management.

         (f)Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Trust's net assets would be invested in warrants which are not listed on the Exchange or the American Stock Exchange or more than 5% of the value of the net assets of the Trust would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Trust in units with or attached to debt securities shall be deemed to be without value.

         (g)Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the investment adviser or any investment management subsidiary of the investment adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

         (h)Purchase interests in oil, gas or other mineral leases or exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

         (i)Invest in any security, including any repurchase agreement maturing in more than seven days, which is illiquid if more than 15% of the total assets of the Trust, taken at market value, would be invested in such securities.

         (j)Purchase puts, calls, straddles, spreads and any combination thereof if the value of its investment in such securities will exceed 5% of its total assets.

         (k)Write put or call options, or enter into futures contracts with respect to more than 25% of its net assets.

    Many of these restrictions may not be changed without the approval of the regulatory agencies in such states or foreign countries.

2.       MANAGEMENT OF THE TRUST

      The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").


JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE, DOB:  JUNE
1926
     President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"), Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Trust).

MARY K. BUSH, TRUSTEE, DOB:  APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC  20016
   President, Bush & Co., an international financial advisory firm; Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund and Wilberforce University; Advisory Board member, Washington Mutual Investors Fund, a registered investment company; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.


RICHARD H. EGDAHL, M.D., PH.D., TRUSTEE, DOB:  DECEMBER 1926
BOSTON UNIVERSITY HEALTH POLICY INSTITUTE, 53 BAY STATE ROAD, BOSTON, MA  02115
    Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute and Boston University Program for Health Care Entrepreneurship

Director, CORE (management of workers' compensation and disability costs - NASDAQ); Director, WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, TRUSTEE, DOB:  MAY 1947
THE KEEP, P.O. BOX 110, LITTLE DEER ISLE, ME  04650
      Founding Director, The Winthrop Group, Inc (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management, from 1989 to 1993; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, TRUSTEE, DOB:  JULY 1917
6363 WATERWAY DRIVE, FALLS CHURCH, VA  22044
Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, TRUSTEE, DOB:  MAY 1948
ONE BOSTON PLACE, SUITE 2635, BOSTON,  MA 02108
    President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB:  FEBRUARY 1944
     Executive Vice President and a Director of PGI; President, Chief Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB:  SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY  10004
Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, TRUSTEE, DOB:  JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC  29401
     President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

WILLIAM H. KEOUGH, TREASURER, DOB:  APRIL 1937
    Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB:  AUGUST 1946
     Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, ASSISTANT TREASURER, DOB:  JUNE 1956
    Manager of Fund Accounting of PMC since May 1994, Manager of Auditing; Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, ASSISTANT SECRETARY, DOB:  MARCH 1964
      General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.

RICHARD A. SCHLANGER, VICE PRESIDENT, DOB:  JULY 1948
Vice President of PMC.

      The Trust's Declaration of Trust, dated April 30, 1992 (the
"Declaration"), provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Trust at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

   All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. PMC, the Trust's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

   The table below lists all the Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                            Investment        Principal
FUND NAME                                     ADVISER        UNDERWRITER


Pioneer World Equity Fund                       PMC              PFD
Pioneer International Growth Fund               PMC              PFD
Pioneer Europe Fund                             PMC              PFD
Pioneer Emerging Markets Fund                   PMC              PFD
Pioneer India Fund                              PMC              PFD
Pioneer Capital Growth Fund                     PMC              PFD
Pioneer Mid-Cap Fund                            PMC              PFD
Pioneer Growth Shares                           PMC              PFD
Pioneer Small Company Fund                      PMC              PFD
Pioneer Independence Fund                       PMC              PFD
Pioneer Gold Shares                             PMC              PFD
Pioneer Equity-Income Fund                      PMC              PFD
Pioneer Fund                                    PMC              PFD
Pioneer II                                      PMC              PFD
Pioneer Real Estate Shares                      PMC              PFD
Pioneer Balanced Fund                           PMC              PFD
Pioneer Short-Term Income Trust                 PMC              PFD
Pioneer America Income Trust                    PMC              PFD
Pioneer Bond Fund                               PMC              PFD

Pioneer Intermediate Tax-Free Fund              PMC              PFD
Pioneer Tax-Free Income Fund                    PMC              PFD
Pioneer Cash Reserves Fund                      PMC              PFD
Pioneer Interest Shares                         PMC              Note 1
Pioneer Variable Contracts Trust                PMC              Note 2

Note 1 This fund is a closed-end fund.

Note 2 This is a series of ten separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.


To the knowledge of the Trust, no officer or Trustee of the Trust owned 5% or more of the issued and outstanding shares of PGI on the date of this Statement of Additional Information, except Mr. Cogan who then owned approximately 14% of such shares. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust owned beneficially in the aggregate approximately 5.95% of the Trust's outstanding Class A shares (5.19% of the outstanding shares of the Trust). As of March 30, 1998, John F. Cogan, Jr., The Pioneer Group, Inc., 60 State Street, Boston, Massachusetts 02109 owned of record approximately 660,217 Class A shares (5.80% of the Class A shares outstanding) of the Trust.

COMPENSATION OF OFFICERS AND TRUSTEES

The Trust pays no salaries or compensation to any of its officers: however, the Trust pays an annual trustees' fee to each Trustee who is not affiliated with PGI, PMC, PFD or PSC consisting of two components: (a) a base fee of $500 and
(b) a variable fee, calculated on the basis of the average net assets of the Trust. In addition, the Trust pays a per meeting fee of $120 to each Trustee who is not affiliated with PGI, PMC, PFD or PSC and pays an annual trustees' fee of $500 plus expenses to each Trustee affiliated with PGI, PMC, PFD or PSC. The Trust also pays an annual committee participation fee to each Trustee who serves as a member of any committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Trust on the basis of the Trust's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustees' fee, except the Committee Chair who receives an annual trustees' fee equal to 20% of the aggregate annual trustees' fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Boards of Trustees for the Pioneer mutual funds, receives an annual fee equal to 5% of the annual trustees' fee, except the Committee Chair who receives an annual trustees' fee equal to 10% of the annual trustees' fee. Each Trustee who is not affiliated with PGI, PMC, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-Interested Trustees Committee, except for the Committee Chair who receives an additional $375 per meeting. Any such fees paid to affiliated or interested persons of PGI, PMC, PFD or PSC are reimbursed to the Trust under its management contract.

The following table sets forth certain information with respect to compensation of each Trustee of the Trust:


                                                PENSION OR RETIREMENT    TOTAL COMPENSATION FROM
                                                BENEFITS ACCRUED AS      THE TRUST AND OTHER
                         AGGREGATE              PART OF TRUST EXPENSES   PIONEER MUTUAL FUNDS**
                         COMPENSATION FROM
NAME OF TRUSTEE          THE TRUST*


John F. Cogan, Jr.           $   500                       $0                 $  12,000
Mary K. Bush                     733                        0                    30,000
Richard H. Egdahl, M.D.        1,774                        0                    62,000
Margaret B.W. Graham           1,774                        0                    60,000
John W. Kendrick               1,774                        0                    55,800
Marguerite A. Piret            2,019                        0                    80,000
David D. Tripple                 500                        0                    12,000
Stephen K. West                1,886                        0                    63,800
John Winthrop                  1,989                        0                    69,000
                               -----                        -                    ------
Totals                       $12,949                       $0                  $444,600

*        For the fiscal year ended November 30, 1997.
**      For the calendar year ended December 31, 1997.

3.       INVESTMENT ADVISER

The Trust has contracted with PMC, 60 State Street, Boston, Massachusetts 02109, to act as its investment adviser. PMC assists in the management of the Trust and is authorized in its discretion to buy and sell securities for the account of the Trust, subject to the right of the Trustees to disapprove any such purchase or sale. A description of the services provided to the Trust under the management contract and the expenses paid by the Trust is set forth in the Prospectus under the caption "Management of the Trust."

The management contract is renewable annually by the vote of a majority of the Board of Trustees of the Trust (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by the giving of 60 days' written notice.

As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 0.50% per annum on the first $100 million; 0.45% on the next $200 million; and 0.40% on assets over $300 million. The fee is normally computed daily and paid monthly.

Effective December 1, 1993, PMC agreed not to impose all or a portion of its management fee to the extent necessary to limit the Trust's expenses to 0.85% of its average daily net assets. This agreement is voluntary and temporary and may be revised or terminated at any time.

During the fiscal years ended November 30, 1997, 1996 and 1995, PMC would have earned management fees of $253,266, $274,726 and $291,294, respectively, if the voluntary expense limitation had not been in effect. PMC voluntarily agreed not to impose a management fee during each of these periods.

4.       UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS

The Trust has entered into an underwriting agreement with PFD. The underwriting agreement provides that PFD will bear any distribution expenses not borne by the Trust.

PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services performed for the Trust. PFD also pays certain expenses in connection with the distribution of the Trust's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Trust bears the cost of registering its shares under federal, state and foreign securities law.

The Trust and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the 1933 Act. Under the underwriting agreement, PFD will use its best efforts in rendering services to the Trust.


The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares (the "Class A Plan") and a plan of distribution with respect to Class B shares (the "Class B Plan") (together, the "Plans"). The Trust has not adopted a plan of distribution with respect to its Class Y shares.

         CLASS A PLAN

Pursuant to the Class A Plan, the Trust may reimburse PFD for its expenditures in financing any activity primarily intended to result in the sale of Class A shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plans" in the Prospectus. The expenses of the Trust pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to Class A shares, the annual rate of 0.25% of the Trust's average annual net assets attributable to Class A shares. The Plan does not provide for the carryover of reimbursable expenses beyond twelve months from the date they are incurred.

         CLASS B PLAN

The Class B Plan provides that the Trust shall pay PFD, as the Trust's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Trust's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Trust's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the Trust's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be consideration for personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first-- year service fee at a rate equal to 0.25% of the amount invested. As compensation therefore, PFD may retain the service fee paid by the Trust with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the Trust. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all CDSCs attributable to Class B shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.


CLASS Y SHARES

PFD incurs the expenses of distributing the Trust's Class Y shares, none of which are reimbursed or paid for by the Trust. These expenses include any commissions or account servicing fees paid to, or on account of, broker-dealers which have sales agreements with PFD and certain qualifying registered investment advisers and other financial institutions.

GENERAL

In accordance with the terms of the Plans, PFD provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Trust and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.


The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Plans), cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Trust and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the class affected thereby, and material amendments of the Plans must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective class of the Trust. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

During the fiscal year ended November 30, 1997, the Trust incurred total distribution fees pursuant to the Class A and Class B Plans of $114,554 and $48,316, respectively. Distribution fees were paid by the Trust to PFD in reimbursement of or as compensation for expenses related to servicing shareholder accounts and to compensate dealers and sales personnel.


Redemptions of each class of shares may be subject to a CDSC. A CDSC of 0.50% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within three years of purchase are subject to a CDSC at declining rates starting at 2.0%, which are based on the lower of the cost or market value of the shares being redeemed. Proceeds of the CDSC are paid to PFD. For the fiscal year ended November 30, 1997, CDSCs in the amount of $47,504 were paid to PFD.

5.       SHAREHOLDER SERVICING/TRANSFER AGENT

The Trust has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the Trust. This contract may be terminated without penalty by either party upon 90 days' written notice.

Under the terms of its contract with the Trust, PSC will service shareholder accounts, and its duties will include: (i) processing sales, redemptions and exchanges of shares of the Trust; (ii) distributing dividends and capital gains associated with Trust portfolio accounts; and (iii) maintaining account records and responding to routine shareholder inquiries.

PSC receives an annual fee of $30.00 per shareholder account from the Trust as compensation for the services described above. PSC is also reimbursed by the Trust for its cash out-of-pocket expenditures. The annual fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies. The Trust may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and record keeping services. Any such payments by the Trust would be in lieu of the per account fee which would otherwise be paid by the Trust to PSC.

6.       CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian (the "Custodian") of the Trust's assets. The Custodian's responsibilities include safekeeping and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The Custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell. The Trust may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

7.       PRINCIPAL UNDERWRITER

PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the Trust in connection with the continuous offering of its shares.

The Trust will not generally issue Trust shares for consideration other than cash. At the Trust's sole discretion, however, it may issue Trust shares for consideration other than cash in connection with an acquisition of portfolio securities or a merger or other reorganization.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Trust's net asset value during any 90-day period for any one shareholder.


During the fiscal years ended November 30, 1997, 1996 and 1995, net underwriting commissions retained by PFD were approximately $16,197, $21,000 and $24,247, respectively, in connection with its offering of Class A and Class B shares. Commissions reallowed to dealers by PFD in the same periods were approximately $70,902, $94,000 and $107,008, respectively.

8.       INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.       PORTFOLIO TRANSACTIONS

The Trust intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio, the Trust seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

                  (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

                  (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize yield;

                  (3) selling one type of debt security and buying another when disparities arise in the relative values of each; and

                  (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

The Trust engages in portfolio trading if it believes a transaction net of costs (including custodian charges) will help in achieving the Trust's investment objective.

Decisions relating to the purchase and sale of securities for the Trust, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates are made by officers of PMC.

The primary consideration in placing portfolio security transactions is execution at the most favorable prices. PMC has complete freedom as to the markets in which and the broker-dealers through which it seeks this result. Debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own accounts and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. PMC attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Trust. PMC normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

Subject to the requirement of seeking execution at the best available price, securities may, as authorized by PMC's management contract, be bought from or sold to dealers who furnish statistical research and other information or services to PMC and the Trust, or who sell shares of any of the Pioneer mutual funds. Brokerage and research services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock price quotation services; furnishing analyses, manuals and reports concerning issuers, securities, economic factors and trends, portfolio strategy, performance of accounts, comparative fund statistics and credit rating service information; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). PMC maintains a listing of broker-dealers who provide such services on a regular basis. However, because it is anticipated that many transactions on behalf of the Trust and other investment companies or accounts managed by PMC are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided.

The research received from broker-dealers may be useful to PMC in rendering investment management services to the Trust as well as other investment companies or other accounts managed by PMC, although not all such research may be useful to the Trust. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other PMC clients may be useful to PMC in carrying out its obligations to the Trust. The receipt of such research has not reduced PMC's normal independent research activities; however, it enables PMC to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The Trustees periodically review PMC's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

In addition to the Trust, PMC acts as investment adviser to other Pioneer mutual funds and certain private accounts with investment objectives similar to those of the Trust. As such, securities may frequently meet the investment objectives of the Trust, such other funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that the Trust, another mutual fund in the Pioneer group or a private account managed by PMC may not be able to acquire as large a position in such security as it desires, it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if PMC decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the Trust or the account. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.

10.      TAX STATUS

It is the Trust's policy to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company. These requirements relate to the sources of the Trust's income, the diversification of its assets and the distribution of its income to shareholders. If the Trust meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Trust will be relieved of the necessity of paying federal income tax.

In order to qualify as a regulated investment company under Subchapter M, the Trust must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements.

Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the Trust's shareholders as capital gains for federal income tax purposes without regard to the length of time shares of the Trust have been held. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by future "technical corrections" legislation) enables the Trust to pass through to its shareholders the benefits of the capital gains tax rates enacted in the 1997 TRA. The Trust will provide appropriate information to its shareholders about its distributions, including the tax rate(s) applicable to its distributions from long-term capital gains, in accordance with this and any future guidance. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

Any dividend declared by the Trust in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Foreign exchange gains and losses realized by the Trust in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any such transactions that are not directly related to the Trust's investments in stock or securities may need to be limited in order to enable the Trust to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the Trust's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Trust or its shareholders in future years.

If the Trust acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Trust could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Trust is timely distributed to its shareholders. The Trust would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Trust to recognize taxable income or gain (subject to distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Trust may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

If the Trust invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Trust elects to include market discount in income currently), the Trust must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Trust must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Trust may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For federal income tax purposes, the Trust is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Trust and therefore are not expected to be distributed as such to shareholders. As of the end of its most recent taxable year, the Trust had no capital loss carryforwards.

At the time of an investor's purchase of Trust shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Trust's portfolio. Consequently, subsequent distributions by the Trust on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Trust shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure enacted in the 1997 TRA. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the Trust at net asset value pursuant to the reinvestment privilege, the sales charge paid on such shares is not included in their tax basis under the Code, and (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code, to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Trust (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

Certain foreign currency forward contracts may cause the Trust to recognize gains or losses from marking-to-market even though such forward contracts may not have been performed or closed out. Forward contracts relating to foreign currency are subject to Section 988, as described above, and accordingly generally produce ordinary income or loss. Additionally, the Trust may be required to recognize gain if a forward contract or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Trust under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Trust's risk of loss is substantially diminished by one or more forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Trust to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to forward contracts and straddles may affect the amount, timing and character of the Trust's income and losses and hence of its distributions to shareholders.

The Trust's dividends and distributions will generally not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

The Trust may be subject to withholding and other taxes imposed by foreign countries including taxes on interest, dividends and capital gains with respect to its investments in those countries.

Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Trust does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the Trust, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Trust's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Trust will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Trust may in its sole discretion provide relevant information to shareholders.

Federal law requires that the Trust withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Trust may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the Trust continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Trust and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Trust. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

11.      DESCRIPTION OF SHARES


The Declaration permits its Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. The Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Trust, Class A shares, Class B shares and Class Y shares. Each share of a class of the Trust represents an equal proportionate interest in the assets of the Trust allocable to that class. Upon liquidation of the Trust, the shareholders of each class are entitled to share pro rata in the Trust's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of the Trust are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of the Trust vote together as a class on matters that affect the Trust in substantially the same manner. As to matters affecting a single class, shares of such class will vote separately.

Although Trustees are not elected annually by the shareholders, shareholders holding 10% or more of the outstanding shares of the Trust may cause the Trust to hold a meeting of shareholders for the purpose of voting upon the question of the removal of one or more Trustees. Removal shall require the affirmative vote of the holders of two-thirds of the shares of the Trust outstanding and entitled to vote at a meeting called for such purpose. No amendment that adversely affects the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of its shares. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable, except as set forth below. See "Certain Liabilities."

12.      CERTAIN LIABILITIES

As a Massachusetts business trust, the Trust's operations are governed by the Declaration, a copy of which is on file with the Office of the Secretary of State of the Commonwealth of Massachusetts. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust or any series of the Trust and provides that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. Moreover, the Declaration provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust. The Declaration also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Trust itself will be unable to meet its obligations. In light of the nature of the Trust's business and the nature and amount of its assets, the possibility of the Trust's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

13.      DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Trust is determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on each day on which the Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the Trust is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The net asset value per share of the Trust is not determined on any day in which no purchase orders in good order for the shares of the Trust are received and no shares are tendered for redemption.

The net asset value per share of each class of the Trust is computed by taking the value of all of the Trust's assets attributable to a class, less the Trust's liabilities attributable to that class, and dividing the result by the number of outstanding shares of the class. For purposes of determining net asset value, expenses of the classes of the Trust are accrued daily.

The Board of Trustees has directed that the fair market value of the Trust's assets should be determined as follows. Ordinarily, investments in debt securities are valued on the basis of information furnished by a pricing service which utilizes primarily a matrix system (which reflects such factors as security prices, yields, maturities and ratings), supplemented by dealer and exchange quotations, to recommend valuations for normal institutional-sized trading units of debt securities. In addition, the Board has instructed advisory personnel not to rely exclusively on this pricing service if the fair market value of certain securities may be more accurately determined on the basis of information available from other sources. Temporary cash investments are valued at cost, which approximates market value.


The maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B shares are offered at net asset value without the imposition of an initial sales charge, but are subject to a CDSC. Class Y shares are offered without an initial sales charge and are not subject to a CDSC. See "Trust Share Alternatives" in the Prospectus.

14. SYSTEMATIC WITHDRAWAL PLAN (CLASS A AND CLASS B SHARES ONLY)

The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from the Trust deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit with PSC shares of the Trust having a total value of not less than $10,000. Periodic payments of $50 or more will be deposited monthly or quarterly directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Withdrawals from Class B share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. Designation of another person to receive the payments subsequent to opening an account must be accompanied by a signature guarantee.

Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. Redemptions are potentially taxable transactions to shareholders. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her investment.

The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of PSC for maintaining SWPs are paid by the Trust.

15.      LETTER OF INTENT

A Letter of Intent ( "LOI") may be established by completing the LOI section of the Account Application. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the Trust to sell, the full amount indicated.

If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI section of the Account Application. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess. See "How to Purchase Trust Shares - Letter of Intent" in the Prospectus for more information.

16.      INVESTMENT RESULTS

The Trust's yield and average annual total return quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

QUOTATIONS, COMPARISONS, AND GENERAL INFORMATION

From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Trust may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to other relevant indices. For example, the Trust may compare its yield to the Merrill Lynch 1-3 Year Government Bond Index, U.S. Government bond rates, or other comparable indices or investment vehicles.

In addition, the performance of the classes of the Trust may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMER DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, PERSONAL INVESTOR, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH may also be cited (if the Trust is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including BLOOMBERG FINANCIAL MARKETS, CDA WIESENBERGER, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., IBBOTSON ASSOCIATES, JOHNSON'S CHARTS, KANON BLOCK CARRE AND CO., LIPPER ANALYTICAL SERVICES, INC., MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT and TOWERS DATA SYSTEMS, INC.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature, or in reports to shareholders of the Trust.

In representing investment results of a class, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine HOW MUCH TO INVEST; (b) his need to analyze the objectives of various investments to determine WHERE TO INVEST; and (c) his need to analyze his time frame for future capital needs to determine HOW LONG TO INVEST. The investor controls these three factors, all of which affect the use of investments in building assets.

STANDARDIZED YIELD QUOTATIONS

The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                         a-b
                           YIELD = 2[ ( ----- +1)6[superscript]-1]
                                          cd

Where: a = interest earned during the period

       b = net expenses accrued for the period

       c = the average daily number of shares
           outstanding during the period that were entitled to receive dividends
       d = the maximum offering price per share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

          (i) The yield to maturity of each obligation held by the Trust is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

         (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

        (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

         (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Trust accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Trust may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.


For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the Trust's portfolio each day that the obligation is in the portfolio. Expenses OF CLASS A AND CLASS B accrued during any base period, if any, pursuant to the RESPECTIVE Distribution Plans are included among the expenses accrued during the base period.

The yield on Class A and Class B shares of the Trust for the 30-day period ended November 30, 1997 computed as above was 5.12% and 4.41%, respectively, except that absent expense limitations, the yield on Class A and Class B shares of the Trust would have been 4.74% and 4.08%, respectively.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS AND OTHER PERFORMANCE QUOTATIONS

One of the primary methods used to measure the performance of a class of the Trust is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in the class, over any period up to the lifetime of the class. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will not usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages or by reference to historical information depicting the value of a hypothetical account in the Trust since the Trust's inception. Past performance cannot guarantee any particular future result.

Average annual total return quotations for Class A and Class B shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                    P(1+T)n[superscript] = ERV


Where:  P = a hypothetical initial payment of $1,000,
            less the maximum sales load of $25 for Class
            A shares or the deduction of the CDSC on Class B shares at the end of the period; for Class Y shares, no sales load or deduction of a CDSC is applicable

        T = average annual total return

        n = number of years

      ERV = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that the maximum sales charge of 2.5% was deducted from the initial investment and that all dividends and distributions made by the Trust are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.

The average annual total returns for period ending November 30, 1997 were:

                            Average Annual Total Return (%)
                 1 YEAR      5 YEARS     10 YEARS         SINCE INCEPTION*
                 ------      -------     --------         ---------------

Class A Shares   2.93%       4.85           N/A              4.72%
Class B Shares   2.60%       N/A            N/A              4.78%
Class Y Shares   N/A         N/A            N/A              N/A

*Inception was August 10, 1992 for Class A shares; April 4, 1994 for Class B Shares; and April 9, 1998 for Class Y shares.

Class A share results reflect the maximum sales charge of 2.50%. Class B share results reflect the effect of the CDSC that would have been charged if shares were redeemed at the end of each period. If PMC's voluntary fee and expense reduction agreement had not been in place, total return would have been lower.

AUTOMATED INFORMATION LINE

FactFoneSM, Pioneer's 24-hour automated information line, allows shareholders to dial toll-free 1-800-225-4321 and hear recorded fund information, including:

         o        net asset value prices for all Pioneer mutual funds;

         o        annualized 30-day yields on Pioneer's fixed-income funds;

         o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

         o dividends and capital gains distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

In addition, by using a personal identification number ("PIN"), shareholders may enter purchases, exchanges and redemptions, access their account balances and last three transactions and may order a duplicate statement. See "FactFoneSM" in the Prospectus for more information.


All performance numbers communicated through FactFoneSM represent past performance and include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B and Class Y shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost. Certain FactFoneSM features are not available to Class Y shareholders.

17.      FINANCIAL STATEMENTS

The Trust's Annual Report, filed with the SEC on January 28, 1998 (Accession

No. 0000887228-98-000003), is incorporated by reference into this Statement of Additional Information. The financial statements in the Trust's Annual Report, including the financial highlights, for the period ended November 30, 1997, included or incorporated by reference into the Prospectus for the Trust's Class A and Class B shares and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

                                   APPENDIX A

           DESCRIPTION OF SHORT-TERM DEBT AND CORPORATE BOND RATINGS1

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT AND DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established industries. High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits.

--------
1 The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Trust's fiscal year-end.

Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

PLUS (+) OR MINUS (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

R: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                               APPENDIX B


                                    PIONEER SHORT-TERM INCOME TRUST

                                             CLASS A SHARES

                                                                              NET ASSET     INITIAL NET
                 INITIAL      OFFERING      SALES CHARGE        SHARES          VALUE          ASSET
    DATE        INVESTMENT      PRICE         INCLUDED         PURCHASED      PER SHARE        VALUE

   8/10/92       $10,000        $4.10          2.50%           2,439.024         4.00          $9,750




                                              VALUE OF SHARES

                                   DIVIDENDS AND CAPITAL GAINS REINVESTED


                      FROM INVESTMENT        FROM CAPITAL          FROM DIVIDENDS          TOTAL
        DATE                               GAINS REINVESTED          REINVESTED            VALUE


     12/31/92              $9,659                  $0                   $256              $9,915
     12/31/93              $9,634                  $0                   $863             $10,497
     12/31/94              $9,122                  $0                  $1,395            $10,517
     12/31/95              $9,390                  $0                  $2,190            $11,580
     12/31/96              $9,195                  $0                  $2,893            $12,088
     12/31/97              $9,196                  $0                  $3,643            $12,839

                                    PIONEER SHORT-TERM INCOME TRUST

                                             CLASS B SHARES


                                                                              NET ASSET     INITIAL NET
                 INITIAL      OFFERING      SALES CHARGE        SHARES          VALUE          ASSET
    DATE        INVESTMENT      PRICE         INCLUDED         PURCHASED      PER SHARE        VALUE


   4/4/94        $10,000        $3.89          2.50%           2,570.694        $3.89         $10,000




                                              VALUE OF SHARES

                                   DIVIDENDS AND CAPITAL GAINS REINVESTED

                   FROM         FROM CAPITAL     FROM DIVIDENDS   DEFERRED SALES   TOTAL VALUE      CDSC
     DATE       INVESTMENT    GAINS REINVESTED     REINVESTED         CHARGE       IF REDEEMED   PERCENTAGE


  12/31/94        $9,589              $0               $385            $192           $9,782         2.00%
  12/31/95        $9,897              $0              $1,021           $198           $10,720        2.00%
  12/31/96        $9,666              $0              $1,640            $97           $11,209        1.00%
  12/31/97        $9,692              $0              $2,251            $0            $11,943        0.00%

                            COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Trust may refer to these indices or may present comparisons between the performance of the Trust and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Trust, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
THE CONSUMER PRICE INDEX FOR ALL URBAN CONSUMERS (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The GROWTH INDEX contains stocks with higher price-to-book ratios, and the VALUE INDEX contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The MERRILL LYNCH MICRO-CAP INDEX represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE INDEX are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI EMERGING MARKETS FREE INDEX are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDS
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. TREASURY BILL INDEX, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT")EQUITY REIT
INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The RUSSELL 3000(R) INDEX (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The RUSSELL 2500TM INDEX measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The RUSSELL 2000(R) INDEX measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The RUSSELL 1000(R) INDEX (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The RUSSELL MIDCAPTM INDEX measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The WILSHIRE REAL ESTATE SECURITIES INDEX is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc., Merrill Lynch and PGI



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                    BARRA          BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.          500            500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION      GROWTH         VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------


Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61          55.38          39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36          0.20         N/A            N/A              N/A
Dec 1930       -24.90         -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931       -43.34         -49.02         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99          73.72         142.87          0.51         N/A            N/A              N/A
Dec 1934        -1.44          8.08           24.22          2.03         N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19          2.99         N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80          1.21         N/A            N/A              N/A
Dec 1937       -35.03        -28.88          -58.01          3.10         N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31            0.35         -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16          0.96         N/A            N/A              N/A
Dec 1941       -11.59         -9.88           -9.00          9.72         N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51          9.29         N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37          3.16         N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72          2.11         N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61          2.25         N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61            0.92          9.01         N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11          2.71         N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75          5.79         N/A            N/A              N/A
Dec 1951        24.02         21.77            7.80          5.87         N/A            N/A              N/A
Dec 1952        18.37         14.58            3.03          0.88         N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49          0.62         N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44          0.37         N/A            N/A              N/A
Dec 1956         6.56          7.10            4.28          2.86         N/A            N/A              N/A
Dec 1957       -10.78         -8.63          -14.57          3.02         N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89          1.76         N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40          1.50         N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29          1.48         N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09          0.67         N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90          1.22         N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57          1.65         N/A            N/A              N/A



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                               DOW                                        S&P/          S&P/
                 S&P          JONES        U.S. SMALL                  BARRA 500        BARRA        MERRILL LYNCH
                 500        INDUSTRIAL        STOCK         U.S.         GROWTH          500           MICRO-CAP
                             AVERAGE          INDEX       INFLATION                     VALUE            INDEX
----------------------------------------------------------------------------------------------------------------------


Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966       -10.06        -15.78           -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50        -11.78          -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48            4.43         3.41          N/A            N/A              N/A
Dec 1973       -14.66        -13.28          -30.90         8.80          N/A            N/A              N/A
Dec 1974       -26.47        -23.58          -19.95        12.20          N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18        -12.84           25.38         6.77        -11.82          -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78           6.16            27.76
Dec 1979        18.44         10.55           43.46        13.31         15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88        12.40         39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81           0.02             9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52           -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10            6.85         1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50           3.68           -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85           -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06            3.11         2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.92         36.52          29.98            24.61



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------


Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931         -5.31           -2.32            N/A         N/A          -1.85            1.07
Dec 1932         16.84            8.81            N/A         N/A          10.82            0.96
Dec 1933         -0.07            1.83            N/A         N/A          10.38            0.30
Dec 1934         10.03            9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945         10.73            2.22            N/A         N/A           4.08            0.33
Dec 1946         -0.10            1.00            N/A         N/A           1.72            0.35
Dec 1947         -2.62            0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951         -3.93            0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955         -1.29           -0.65            N/A         N/A           0.48            1.57
Dec 1956         -5.59           -0.42            N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958         -6.09           -1.29            N/A         N/A          -2.22            1.54
Dec 1959         -2.26           -0.39            N/A         N/A          -0.97            2.95
Dec 1960         13.78           11.76            N/A         N/A           9.07            2.66


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                  LONG-       INTERMEDIATE-      MSCI                      LONG-
                  TERM          TERM U.S.        EAFE         6-         TERM U.S.          U.S.
               U.S. GOV'T      GOVERNMENT       (Net of      MONTH       CORPORATE         T-BILL
                  BONDS           BONDS         Taxes)        CDS          BONDS          (30-Day)
------------------------------------------------------------------------------------------------------


Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.17           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967         -9.18            1.01            N/A        5.47          -4.95            4.21
Dec 1968         -0.26            4.54            N/A        6.45           2.57            5.21
Dec 1969         -5.07           -0.74            N/A        8.70          -8.09            6.58
Dec 1970         12.11           16.86          -11.66       7.06          18.37            6.52
Dec 1971         13.23            8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.39           7.26            3.84
Dec 1973         -1.11            4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16      10.20          -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976         16.75           12.87            2.54       5.22          18.65            5.08
Dec 1977         -0.69            1.41           18.06       6.11           1.71            5.12
Dec 1978         -1.18            3.49           32.62      10.21          -0.07            7.18
Dec 1979         -1.23            4.09            4.75      11.90          -4.18           10.38
Dec 1980         -3.95            3.91           22.58      12.33          -2.76           11.24
Dec 1981          1.86            9.45           -2.28      15.50          -1.24           14.71
Dec 1982         40.36           29.10           -1.86      12.18          42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984         15.48           14.02            7.38      10.65          16.86            9.85
Dec 1985         30.97           20.33           56.16       7.82          30.09            7.72
Dec 1986         24.53           15.14           69.44       6.30          19.85            6.16
Dec 1987         -2.71            2.90           24.63       6.59          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989         18.11           13.29           10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991         19.30           15.46           12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993         18.24           11.24           32.56       2.88          13.19            2.90
Dec 1994         -7.77           -5.14            7.78       5.40          -5.76            3.90
Dec 1995         31.67           16.80           11.21       5.21          27.20            5.60
Dec 1996         -0.93            2.10            6.05       5.21           1.40            5.21
Dec 1997         15.85            8.38            1.78       5.71          12.95            5.26



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------


Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A            N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A            5.77           N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90



                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT
                 NAREIT                                                   LIPPER           MSCI
                 EQUITY       RUSSELL       WILSHIRE                     BALANCED        EMERGING           BANK
                  REIT         2000       REAL ESTATE        S&P           FUND          MARKETS          SAVINGS
                 INDEX         INDEX       SECURITIES        400           INDEX        FREE INDEX        ACCOUNT
-----------------------------------------------------------------------------------------------------------------------


Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A            9.80           N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A            5.62           N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973        -15.52          N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974        -21.40          N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A            4.80           N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00          2.03          7.18           N/A            1.86           N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18           7.46           N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16          5.68         20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03           4.13           N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990        -15.35        -19.51        -33.46          -5.12           0.66         -10.55             7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91           7.46          11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.53         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.05          -11.59            5.17

                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total assets of all Pioneer mutual funds at December 31, 1997, were approximately $19.8 billion representing 1,177,148 shareholder accounts, 791,468 non-retirement accounts and 385,680 retirement accounts.

g:\edgar\sai\current\stit398.doc

                                     PART C

                              OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:

             The financial highlights of the Registrant for the fiscal year ended November 30, 1997 are included in Part A of the Registration Statement and the financial statements of the Registrant for the fiscal year ended November 30, 1997 are part of the 1997 Annual Report to Shareholders (filed electronically on January 28, 1998; File No. 811-06657; Accession No. 0000887228-98-000003) which is incorporated by reference into Part B of the Registration
             Statement.

         (b) Exhibits:

             1.1      Declaration of Trust*

             1.2      Establishment and Designation of Classes*


             1.3      Restated Establishment and Designation of Classes+

             2.       By-Laws*

             3.       None

             4.       Specimen Stock Certificate*

             5.       Form of Management Contract*

             6.1      Form of Underwriting Agreement*

             6.2      Form of Dealer Sales Agreement*

             7.       None

             8.       Form of Custodian Agreement*

             9.       Form of Investment Company Service Agreement*

             10.      None

             11.      Consent of Independent Public Accountants+

             12.      None

             13.      Stock Purchase Agreement*

             14.      None

             15.1     Amended Form of Distribution Plan*

             15.2     Form of Class B Rule 12b-1 Distribution Plan*

             16.1     Schedule of Computation of Total Return*

             16.2     Schedule of Computation of Yield*


             17.      Financial Data Schedules+


             18.1 Rule 18f-3 Plan Coverning Three Classes of Shares pursuant to Rule 18f-3+

             19.      Powers of Attorney*


             19.1     Power of Attorney for Mary K. Bush***

------------------------

     +Filed herewith.

     *Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 3 to the Registrant's Registration Statement (File No. 33-47613) as filed with the Securities and Exchange Commission (the "SEC") on March 29, 1995 (Accession No. 0000887228-95-000011).

     **Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC on March 27, 1997 (Accession No. 0000950146-97-000440).


     ***Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC on March 30, 1998 (Accession No. 0001016964-98-000022).

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of

The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                           OWNED   PERCENT    STATE/COUNTRY OF
                COMPANY                     BY    OF SHARES    INCORPORATION
Pioneering Management Corp. (PMC)           PGI     100%          DE
Pioneer Funds Distributor, Inc. (PFD)       PMC     100%          MA
Pioneer Explorer, Inc. (PEI)                PMC     100%          DE
Pioneer Fonds Marketing GmbH (GmbH)         PFD     100%          Germany
Pioneer Forest, Inc. (PFI)                  PGI     100%          DE
CJSC "Forest-Starma" (Forest-Starma)        PFI     95%           Russia
Pioneer Metals and Technology, Inc. (PMT)   PGI     100%          DE
Pioneer Capital Corp. (PCC)                 PGI     100%          DE
Pioneer SBIC Corp.                          PCC     100%          MA
Pioneer Real Estate Advisors, Inc. (PREA)   PGI     100%          DE
Pioneer Management (Ireland) Ltd. (PMIL)    PGI     100%          Ireland
Pioneer Plans Corporation (PPC)             PGI     100%          DE
PIOGlobal Corp. (PIOGlobal)                 PGI     100%          DE
Pioneer Investments Corp. (PIC)             PGI     100%          MA
Pioneer Goldfields Holdings, Inc. (PGH)     PGI     100%          DE
Pioneer Goldfields Ltd. (PGL)               PGH     100%          Guernsey
Teberebie Goldfields Ltd. (TGL)             PGL     90%           Ghana
Pioneer Omega, Inc. (Omega)                 PGI     100%          DE
Pioneer First Russia, Inc. (First Russia)   Omega   81.65%        DE
Pioneering Services Corp. (PSC)             PGI     100%          MA
Pioneer International Corp. (PIntl)         PGI     100%          DE

Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)               PIntl   100%          Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                             PIntl   100%          Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE

Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Independence Fund                           DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X

First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

                        (1)
                  Title of Class                         (2)
           Shares of Beneficial Interest       Number of Record Holders
                (without par value)             as of February 28, 1998
           Class A shares                               2,261
           Class B shares                                 311

Item 27.  Indemnification

         Except for the Declaration of Trust (the "Declaration"), dated April 30, 1992, establishing the Registrant as a business trust under Massachusetts law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2; and

         (b)      Section 6, Business Background, of each Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.

         (b)      Directors and officers of PFD:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  REGISTRANT

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) The Registrant undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 9th day of April, 1998.
                                       PIONEER SHORT-TERM INCOME TRUST



                                       By:  /s/ Joseph P. Barri
                                            Joseph P. Barri
                                            Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title



John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl, M.D., Ph.D.                                    )

                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Joseph P. Barri                 Dated:  April 9, 1998)
         Joseph P. Barri
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number            Document Title


1.2               Establishment and Designation of Classes

11.               Consent of Independent Public Accountants

17.               Financial Data Schedules

18.1 Rule 18f-3 Plan Coverning Three Classes of Shares pursuant to Rule 18f-3